UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1. Schedule of Investments.

Center Coast MLP Focus Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012 (Unaudited)

Number of Shares		Value
	Master Limited Partnership Shares – 101.6%
	Diversified – 41.6%
1,214,523	Enbridge Energy Partners LP	$39,532,724
760,163	Enterprise Products Partners LP	39,437,256
489,157	Kinder Morgan Management LLC*	39,215,755
447,539	ONEOK Partners LP	26,046,770
494,747	Plains All American Pipeline LP	40,915,577
423,594	Williams Partners LP	26,351,783
		211,499,865

	Gathers & Processors – 15.7%
913,002	Crestwood Midstream Partners LP	26,330,978
366,582	Martin Midstream Partners LP	12,874,360
624,148	Targa Resources Partners LP	26,557,497
301,979	Western Gas Partners LP	13,827,618
		79,590,453

	Natural Gas/Natural gas liquids – 25.9%
483,738	Boardwalk Pipeline Partners LP	13,143,161
1,079,939	El Paso Pipeline Partners LP	39,601,363
691,749	PAA Natural Gas Storage LP	13,281,581
792,114	Spectra Energy Partners LP	26,131,841
851,152	TC Pipelines LP	39,527,499
		131,685,445

	Refined/Crude Oil – 18.4%
438,911	Buckeye Partners LP	26,246,878
188,557	Magellan Midstream Partners LP	13,796,716
438,818	NuStar Energy LP	26,680,134
342,478	Sunoco Logistics Partners LP	13,373,766
359,162	Tesoro Logistics LP	13,109,413
		93,206,907
	Total Master Limited Partnership Shares (Cost $464,290,200)	515,982,670
Principal Amount
	Short-Term Investments – 3.4%
$17,485,276	UMB Money Market Fiduciary, 0.01%[1]	17,485,276
	Total Short-Term Investments (Cost $17,485,276)	17,485,276

2

Center Coast MLP Focus Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 29, 2012 (Unaudited)

Total Investments – 105.0% (Cost $481,775,476)	$533,467,946
Liabilities in Excess of Other Assets – (5.0)%	(25,413,117)
Total Net Assets – 100.0%	$508,054,829

LLC – Limited Liability Company
LP – Limited Partnership

* Non-income producing security.
[1] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

3

Center Coast MLP Focus Fund

SUMMARY OF INVESTMENTS

As of February 29, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Master Limited Partnership Shares
Diversified	41.6%
Natural Gas/Natural Gas Liquids	25.9%
Refined/Crude Oil	18.4%
Gathers & Processors	15.7%
Total Master Limited Partnership Shares	101.6%
Short-Term Investments	3.4%
Total Investments	105.0%
Liabilities in Excess of Other Assets	(5.0)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

4

Center Coast MLP Focus Fund

NOTES TO SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Note 1 – Organization

Center Coast MLP Focus Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares. The Fund commenced operations on December 31, 2010.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost. The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the exchange on which the security principally trades and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Note 3 – Federal Income Tax Information

At February 29, 2012, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes was as follows:

Cost of investments	$474,416,130

Gross unrealized appreciation	$60,829,482
Gross unrealized depreciation	(1,777,666)
Net unrealized depreciation on Investments	$(59,051,816)

5

Center Coast MLP Focus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 29, 2012 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure:

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2[2]	Level 3[2]	Total
Investments
Master Limited Partnerships[1]	$515,982,670	$-	$-	$515,982,670
Short-Term Investments	17,485,276	-	-	17,485,276
Total Investments	$533,467,946	$-	$-	$533,467,946

6

Center Coast MLP Focus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 29, 2012 (Unaudited)

1 All master limited partnerships held in the Fund are Level 1 securities. For a detailed break-out of master limited partnerships by major industry classification, please refer to the Schedule of Investments.

2 The Fund did not hold any Level 2 or 3 securities as of February 29, 2012.

There were no transfers between Levels as of the beginning and ending of the period.

7

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

8

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Center Coast MLP Focus Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	4/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	4/27/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	4/27/12

* Print the name and title of each signing officer under his or her signature.

9